Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Feb. 28, 2025	Aug. 31, 2024	Feb. 29, 2024	Aug. 31, 2023	Feb. 28, 2023	Aug. 31, 2022	Feb. 28, 2022	Aug. 31, 2021	Feb. 28, 2021	Oct. 30, 2020	Feb. 29, 2020	Feb. 28, 2019	Feb. 28, 2018	Apr. 07, 2017	Feb. 28, 2017	Jan. 27, 2017	Feb. 29, 2016	Nov. 20, 2015	Feb. 28, 2015
AMCAP Fund® - Class A [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	AMCAP Fund — Class A (with sales charge)
Account Value	$ 25,802		$ 22,839		$ 17,169		$ 19,668		$ 18,835		$ 14,163	$ 13,234	$ 12,805		$ 10,573		$ 8,639		$ 9,425
AMCAP Fund® - Class C [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	AMCAP Fund — Class C (with sales charge)
Account Value	$ 25,722		22,768		17,115		19,754		19,065		14,443	13,599	13,260		11,038		9,090		10,000
AMCAP Fund® - Class T [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	AMCAP Fund — Class T (with sales charge)
Account Value	$ 24,276		21,435		16,064		18,358		17,542		13,160	12,266	11,841	$ 9,749
AMCAP Fund® - Class F-1 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	AMCAP Fund — Class F-1
Account Value	$ 27,233		24,116		18,133		20,783		19,918		14,982	14,005	13,558		11,204		9,160		10,000
AMCAP Fund® - Class F-2 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	AMCAP Fund — Class F-2
Account Value	$ 27,974		24,705		18,526		21,175		20,241		15,183	14,156	13,669		11,268		9,186		10,000
AMCAP Fund® - Class F-3 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	AMCAP Fund — Class F-3
Account Value	$ 25,459		22,461		16,823		19,208		18,338		13,745	12,799	12,346			$ 10,000
AMCAP Fund® - Class 529-A [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	AMCAP Fund — Class 529-A (with sales charge)
Account Value	$ 26,280		23,269		17,491		20,046		19,209		14,451	13,510	13,077		10,808		8,837		9,652
AMCAP Fund® - Class 529-C [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	AMCAP Fund — Class 529-C (with sales charge)
Account Value	$ 26,212		23,208		17,445		19,994		19,159		14,413	13,570	13,238		11,027		9,084		10,000
AMCAP Fund® - Class 529-E [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	AMCAP Fund — Class 529-E
Account Value	$ 26,615		23,618		17,801		20,446		19,635		14,801	13,869	13,457		11,147		9,136		10,000
AMCAP Fund® - Class 529-T [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	AMCAP Fund — Class 529-T (with sales charge)
Account Value	$ 24,173		21,355		16,019		18,309		17,504		13,139	12,255	11,832	9,749
AMCAP Fund® - Class 529-F-1 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	AMCAP Fund — Class 529-F-1
Account Value	$ 27,778		24,550		18,424		21,078		20,161		15,138	14,116	13,635		11,245		9,177		10,000
AMCAP Fund® - Class 529-F-2 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	AMCAP Fund — Class 529-F-2
Account Value	$ 16,324	$ 15,554	14,414	$ 12,360	10,809	$ 10,539	12,354	$ 13,705	11,810	$ 10,000
AMCAP Fund® - Class 529-F-3 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	AMCAP Fund — Class 529-F-3
Account Value	$ 16,359	15,584	14,439	12,377	10,822	10,552	12,365	13,714	11,811	10,000
AMCAP Fund® - Class R-1
Account Value [Line Items]
Line Graph and Table Measure Name	AMCAP Fund — Class R-1
Account Value	$ 25,334		22,600		17,114		19,754		19,065		14,446	13,602	13,267		11,045		9,092		10,000
AMCAP Fund® - Class R-2
Account Value [Line Items]
Line Graph and Table Measure Name	AMCAP Fund — Class R-2
Account Value	$ 25,344		22,607		17,122		19,765		19,076		14,458	13,613	13,273		11,050		9,099		10,000
AMCAP Fund® - Class R-2E
Account Value [Line Items]
Line Graph and Table Measure Name	AMCAP Fund — Class R-2E
Account Value	$ 26,138		23,247		17,553		20,202		19,443		14,691	13,791	13,404		11,127		9,131		10,000
AMCAP Fund® - Class R-3
Account Value [Line Items]
Line Graph and Table Measure Name	AMCAP Fund — Class R-3
Account Value	$ 26,498		23,530		17,739		20,388		19,590		14,779	13,852	13,450		11,145		9,136		10,000
AMCAP Fund — Class R-4
Account Value [Line Items]
Line Graph and Table Measure Name	AMCAP Fund — Class R-4
Account Value	$ 27,306		24,174		18,171		20,819		19,948		15,001	14,020	13,568		11,210		9,164		10,000
AMCAP Fund - Class R-5E
Account Value [Line Items]
Line Graph and Table Measure Name	AMCAP Fund — Class R-5E
Account Value	$ 28,039		24,775		18,585		21,253		20,319		15,254	14,223	13,734		11,321			$ 10,000
AMCAP Fund - Class R-5
Account Value [Line Items]
Line Graph and Table Measure Name	AMCAP Fund — Class R-5
Account Value	$ 28,140		24,839		18,611		21,264		20,310		15,229	14,189	13,691		11,280		9,190		10,000
C000076711 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	AMCAP Fund — Class R-6
Account Value	$ 28,280		24,948		18,685		21,338		20,373		15,266	14,217	13,710		11,289		9,195		10,000
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,877	$ 18,329	$ 28,611	$ 14,417	$ 21,932	$ 12,434	$ 23,759	$ 14,007	$ 20,414	$ 10,000	$ 15,549	$ 14,371	$ 13,729	$ 10,000	$ 11,724	$ 10,000	$ 9,381	$ 10,000	$ 10,000